UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2012

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.5%
Education - 13.7%
Canton, NY, Capital Resource Corp., Student Housing Facility Revenue, Grasse River LLC, SUNY Canton College Foundation Project, AGM	5.000%	5/1/30	$2,000,000	$2,213,940
Nassau County, NY, IDA Civic Facility Revenue:
Hofstra University Project, NATL	5.250%	7/1/13	1,250,000	1,298,588
Hofstra University Project, NATL	5.250%	7/1/14	2,000,000	2,164,600
New York State Dormitory Authority Revenue:
Fordham University	5.000%	7/1/23	1,000,000	1,131,110
Non-State Supported Debt, Manhattan Marymount	5.000%	7/1/24	5,285,000	5,826,025
St. Thomas Aquinas, Radian	5.000%	7/1/14	475,000	476,268
Yeshiva University, AMBAC	5.375%	7/1/15	50,000	50,154
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.250%	7/1/30	9,000,000	10,134,360
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.000%	4/1/16	1,500,000	1,623,525
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, New York Institute of Technology Project	5.000%	3/1/26	2,000,000	2,072,760
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	7,000,000	7,881,720
Troy, NY, IDA Civic Facility Revenue:
Rensselaer Polytechnic Institute	5.500%	9/1/12	1,100,000	1,100,000
Rensselaer Polytechnic Institute	5.500%	9/1/13	1,000,000	1,003,410

Total Education				36,976,460

Health Care - 13.7%
New York State Dormitory Authority Revenue:
FHA of New York & Presbyterian Hospital, AGM	5.250%	2/15/25	4,480,000	4,763,808
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,548,900
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,397,440
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,472,890
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,645,425
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,452,011
Non-State Supported Debt, North Shore-Long Island Jewish Health Care Inc.	5.000%	5/1/26	3,000,000	3,422,250
Non-State Supported Debt, NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,730,000
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	1,000,000	1,006,740
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,727,950

Total Health Care				37,167,414

Housing - 2.4%
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	2,500,000	2,707,075
New York State Housing Finance Agency Revenue, Affordable Housing	4.500%	11/1/30	1,175,000	1,227,534
New York State Mortgage Agency Revenue	5.000%	4/1/25	2,520,000	2,527,107

Total Housing				6,461,716

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 5.7%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	$750,000	$836,302	(a)
New York State Energy Research & Development Authority, PCR:
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,526,660	(b)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	7,098,870	(b)
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	5,000,000	5,094,250

Total Industrial Revenue				15,556,082

Leasing - 2.5%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	285,000	285,148
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,919,603
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,442,840
Third General Resolution, NATL, IBC	5.250%	11/15/12	1,000,000	1,009,710

Total Leasing				6,657,301

Local General Obligation - 8.0%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,182,320
New York, NY, GO	5.000%	8/1/21	7,030,000	8,729,010
New York, NY, GO	5.000%	5/15/22	4,000,000	4,778,400
Niagara County, NY, GO, Environmental Infrastructure, NATL	5.250%	8/15/13	435,000	451,739
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	711,686
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,805,700

Total Local General Obligation				21,658,855

Other - 8.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/18	1,400,000	1,626,590
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/18	1,345,000	1,578,398
YMCA of Greater New York Project	5.000%	8/1/19	1,450,000	1,709,681
Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,686,445
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,424,805	(a)(c)
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/31	5,000,000	5,776,200
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/26	5,800,000	7,136,088

Total Other				21,938,207

Power - 2.5%
Long Island Power Authority, Electric System Revenue	5.250%	6/1/13	2,500,000	2,588,450
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,890,000	4,305,335

Total Power				6,893,785

Pre-Refunded/Escrowed to Maturity - 0.2%
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue	5.250%	6/15/14	605,000	629,569	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 22.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/20	$4,355,000	$5,031,419
New York City, NY, TFA Revenue:
Future Tax Secured	4.750%	11/15/16	15,000	15,130
Future Tax Secured	5.000%	5/1/24	8,000,000	9,493,360
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	6,077,650
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,990,523
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	8,717,940
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,933,300
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,978,833
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,427,020
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,564,000
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,407,010
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,659,013
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	5,000,000	5,486,300

Total Special Tax Obligation				59,781,498

State General Obligation - 2.0%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	5,000,000	5,389,350

Transportation - 9.0%
Albany, NY, Parking Authority Revenue	5.250%	10/15/12	345,000	346,525
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,893,510
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,439,120
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,761,765
New York State Thruway Authority, Second General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,628,120
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,191,230
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	625,000	654,725
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,441,000

Total Transportation				24,355,995

Water & Sewer - 5.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution	5.000%	6/15/26	3,000,000	3,613,770	(e)
New York State Environmental Facilities Corp., State Clean Water & Drinking Water	5.250%	6/15/22	5,915,000	7,368,907
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	4,000,000	4,284,960

Total Water & Sewer				15,267,637

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $233,863,114)				258,733,869

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.3%
Finance - 2.8%
New York City, NY, TFA, Subordinated, LIQ-Dexia Credit Local	0.280%	11/1/22	$2,150,000	$2,150,000	(f)(g)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.280%	11/1/22	5,444,000	5,444,000	(f)(g)

Total Finance				7,594,000

General Obligation - 1.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.280%	11/1/26	3,330,000	3,330,000	(f)(g)

Power - 0.3%
Long Island, NY, Power Authority, Electric Systems Revenue, FSA, SPA-Dexia Credit Local	0.300%	12/1/29	700,000	700,000	(f)(g)

Transportation - 0.0%
Triborough Bridge & Tunnel Authority, NY, Revenues, Refunding, MTA Bridges Tunnels, AGM, SPA-JPMorgan Chase	0.380%	1/1/19	100,000	100,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,724,000)				11,724,000

TOTAL INVESTMENTS - 99.8% (Cost - $245,587,114#)				270,457,869
Other Assets in Excess of Liabilities - 0.2%				438,076

TOTAL NET ASSETS - 100.0%				$270,895,945

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Security is purchased on a when-issued basis.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	14.6%
AA/Aa	23.1
A	35.6
BBB/Baa	22.2
A-1/VMIG 1	4.3
NR	0.2

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (formerly known as Legg Mason Western Asset Intermediate Maturity New York Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$258,733,869	—	$258,733,869
Short-term investments†	—	11,724,000	—	11,724,000

Total investments	—	$270,457,869	—	$270,457,869

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments: Futures contracts	$18,073	—	—	$18,073

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,877,426
Gross unrealized depreciation	(6,671)

Net unrealized appreciation	$24,870,755

At August 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	73	9/12	$10,968,427	$10,986,500	$(18,073)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Risk	$(18,703)

During the period ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$6,930,372

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 26, 2012